INVENTORIES (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Inventory [Line Items]
Raw materials	$ 103,135	$ 105,971	$ 76,381
Work in process	425,411	354,554	446,538
Finished goods	33,448	47,279	106,625
Reserve for obsolescence	(110,000)	(110,000)	(101,535)
Total	$ 451,994	$ 397,804	$ 528,009